DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        Business of the Group—Open Joint-Stock Company Mobile TeleSystems ("MTS OJSC", or "the Company") was incorporated on March 1, 2000, through the merger of MTS CJSC and RTC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow license area in 1994 and then began expanding through Russia and the CIS.

        In these notes, "MTS" or the "Group" refers to Mobile TeleSystems OJSC and its subsidiaries.

        The Group provides a wide range of telecommunications services, including voice and data transmission, internet access, various value added services through wireless and fixed lines as well as selling equipment and accessories. The Group's principal operations are located in Russia, Ukraine, Uzbekistan and Armenia.

        MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol "MBT". Since 2003 common shares of MTS OJSC have been traded on the Open Joint Stock Company "MICEX-RTS" ("MICEX-RTS").

        In 2009, the Group started to expand its own retail network, operated by Russian Telephone Company CJSC ("RTC"), a wholly owned subsidiary of MTS OJSC. During 2009 and 2010 the Group, following this strategy, acquired a number of Russian federal and regional mobile retailer operators (Note 3).

        In 2009 through a series of transactions the Group acquired a 61.97% stake in Open Joint-Stock Company Comstar—United TeleSystems ("Comstar-UTS"), a provider of fixed line telecommunication services in Russia and the CIS, from Joint-Stock Financial Corporation Sistema ("Sistema"). The acquisition of Comstar-UTS provided access to important growth markets in commercial and residential broadband which gave rise to the development of convergent telecommunication services (Note 3).